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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mike Sukhadwala
Title:      Portfolio Manager
Phone:      (212) 651-4248

Signature, Place, and Date of Signing:

/s/ Mike Sukhadwala              New York, NY              May 12, 2010
-------------------------     ------------------      ---------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      27
                                                             ------------------

Form 13F Information Table Value Total:                                $377,438
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ---------                  ---------------------------

         None.


                                              MatlinPatterson Capital Management L.P.
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2010


                                                                                       Investment Discretion       Voting Authority

                                                     Fair Market    Shares or
                            Title of        Cusip       Value       Principal SH/  Put/      Shared  Shared Other
Issuer                      of Class        Number  (in thousands)    Amount  PRN  Call Sole Defined Other Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                      COM          00130H105    $11,000    1,000,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                      COM          00130H105    $2,750       250,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              COM          02209S103    $20,520    1,000,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN SUPERIOR ENERGY
INC                           COM          136644101    $16,308   27,000,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC             COM          20854P109    $21,330      500,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC             COM          20854P109    $12,798      300,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW         COM          25179M103    $12,886      200,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW         COM          25179M103    $4,832        75,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
DEX ONE CORP                  COM          25212W100    $2,268        81,247  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
                              COM PAR
FORD MTR CO DEL               $0.01        345370860    $18,855    1,500,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                COM          406216101    $7,533       250,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                     COM          42809H107    $18,765      300,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
                              MSCI EMERG
ISHARES TR INDEX              MKT          464287234    $8,425       200,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
                              MSCI EMERG
ISHARES TR INDEX              MKT          464287234    $10,952      260,000  SH   Put    X                           X
------------------------------------------------------------------------------------------------------------------------------------
                              RUSSELL
ISHARES TR INDEX              2000         464287655    $33,901      500,000  SH   Put    X                           X
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS
INC                           CL B         53220K207    $840         482,986  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                COM NEW      629377508    $8,883       425,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP           COM          704549104    $22,850      500,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP           COM          704549104    $20,565      450,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
REYNOLDS AMERICAN INC         COM          761713106    $5,398       100,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       Investment Discretion       Voting Authority

                                                     Fair Market   Shares or
                            Title of        Cusip       Value      Principal  SH/  Put/      Shared  Shared Other
Issuer                      of Class        Number  (in thousands)   Amount   PRN  Call Sole Defined Other Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
                              S&P RETAIL
SPDR SERIES TRUST             ETF          78464A714    $41,300    1,000,000  SH   Put    X                           X
------------------------------------------------------------------------------------------------------------------------------------
SEABRIDGE GOLD INC            COM          811916105    $7,308       300,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
                              SBI
SELECT SECTOR SPDR TR         INT-ENERGY   81369Y506    $5,752       100,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
                              SBI
SELECT SECTOR SPDR TR         INT-ENERGY   81369Y506    $23,008      400,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC NEW         COM          867224107    $6,508       200,000  SH   Call   X                           X
---------------------------------------------------------------------------- ----- ------------------------------------------------
VERIZON COMMUNICATIONS
INC                           COM          92343V104    $23,265      750,000  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN LTD                REG SHS      H8817H100    $8,638       100,000  SH   Call   X                           X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $377,438
(in thousands)

